Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Azzad Ethical Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%	6.99%	7.68%
Azzad Wise Capital Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%	2.17%	1.94%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
ICE BofA ML US Corp Govt Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%	1.59%	1.64%
Bloomberg [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%	(0.33%)	1.35%